Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2045 Fund	Sep. 08, 2023
Fidelity Freedom Index 2045 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.24%)
Past 5 years	5.24%
Past 10 years	7.85%
Fidelity Freedom Index 2045 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.65%)
Past 5 years	4.06%
Past 10 years	6.97%
Fidelity Freedom Index 2045 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.55%)
Past 5 years	3.91%
Past 10 years	6.20%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1908
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Past 10 years	8.53%